Operating Segments - Schedule of Revenue Reported in Financial Statements are Attributed to Countries Based on Location of Customer (Details) - Digital Assets Segment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Switzerland [Member]
Digital Asset Segment:
Revenue	$ 871	$ 976
United States [Member]
Digital Asset Segment:
Revenue	231	149	170
United Kingdom [Member]
Digital Asset Segment:
Revenue	56	4	123
Japan [Member]
Digital Asset Segment:
Revenue	44	107	162
State of Israel [Member]
Digital Asset Segment:
Revenue	16	21	90
Gibraltar [Member]
Digital Asset Segment:
Revenue		11,380	8,946
Other [Member]
Digital Asset Segment:
Revenue	$ 75	$ 151	$ 107